IMPAIRMENT TESTING	12 Months Ended
Dec. 31, 2025
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment testing	NOTE 12 – IMPAIRMENT TESTING
The Management of TORM has assessed that TORM has two CGUs being the Tanker Fleet and the Marine Engineering cash-
generating unit.
The Tanker Fleet is comprised of TORM’s LR1, LR2 and MR vessels, which are operated collectively as a combined internal pool, employed principally in the spot market and actively managed to meet the needs of our customers in that market, particularly regarding the location of vessels meeting required specifications. All vessels in the Tanker Fleet can handle multiple sizes of refined oil cargos and sail all seas and oceans, over both short and long distances. Given the technical specifications and capacity of the vessels, the Tanker
Fleet is relatively homogenous with a very high degree of interoperability. The Tanker Fleet includes a few MR vessels with chemical trading capability, which are operated as all other tanker vessels.
The Marine Engineering segment represent a single CGU because cash inflows are generated independent of the cash inflows from the
Tanker Fleet from serving the existing external customer base of the Marine Engineering segment.
Tanker Fleet
As of 31 December 2025 and 31 December 2024, the Management has assessed indicators of impairment that include, but are not limited to, broker vessel values, time charter rates, weighted average cost of capital, any other adverse impacts from current economic, environmental, and geopolitical uncertainty. Vessel values from two internationally recognized shipbrokers were on average 12.8%
(2024: 26.0%) above the carrying value of the vessels in the Tanker Fleet CGU, supporting the carrying amount. Consequently, the
Management did not determine the recoverable amount of the CGU as no indicators were identified.
Generally, fluctuations in product tanker vessel values are driven by shifts in global trade patterns, freight rate volatility, and changes in the effective supply of tankers. Geopolitical events such as sanctions or disruptions to key transit routes can quickly tighten or loosen available tonnage, influencing asset prices. Additionally, movements of vessels between clean product and dirty trades also reshape supply dynamics, creating periods of scarcity or oversupply.
As of December 31, 2023, the assessment of the recoverable amount of the Tanker Fleet was based on the fair value less cost of disposal.

	Recoverable amount			Excess values (recoverable amount less carrying amount) ¹⁾
	2025	2024	2023	2025	2024	2023
CGU	USDm	USDm	USDm	USDm	USDm	USDm
Tanker Fleet ²⁾	N/A	N/A	3,495.0	N/A	N/A	952.1
Total	N/A	N/A	3,495.0	N/A	N/A	952.1
1) Included in the excess value is the outstanding installments for purchased not delivered vessels.
2) No impairment losses and reversals was incurred in 2025, 2024 and 2023.
December 31, 2025 and December 31, 2024
As noted above, the recoverable amount of the Tanker Fleet CGU was not determined as no indicators of impairment were identified.
Additionally, no impairment was recognized during 2025 and 2024 in connection with disposal of individual vessels as set out in Note
10.
NOTE 12 – continued
December 31, 2023
As of December 31, 2023, the assessment of the recoverable amount of the Tanker Fleet is based on the fair value less cost of disposal of the vessels. The recoverable amount of the Tanker Fleet as of December 31, 2023 amounts to $3,495.0m, and is based on the market approach which considers the valuations from two internationally acknowledged shipbrokers with appropriate qualifications and recent experience in the valuation of vessels. The shipbrokers’ primary input is deadweight tonnage, yard, and age of the vessel. The fair value assumes that the vessels are in good and seaworthy condition and with prompt, charter-free delivery. The fair value less costs of disposal of the vessels is determined to be within Level 3 of the fair value hierarchy.
We have assessed the impact from climate changes and the potential adverse impact on vessel values, however, no specific adjustments in this respect have been reflected in the impairment testing of the Tanker Fleet given the recoverable amount has been based on the fair value less costs of disposal. Further discussion can be found in the Audit Committee Report, page 102 and TCFD pages 87-89 in the
Annual Report for 2023. We continue to monitor the development closely, and we continuously work on more specific plans for our ambition to have zero CO2 emissions from operating our fleet by 2050, which may impact our impairment testing in the future.
Based on this review, the Management concluded that as of December 31, 2023 assets within the Tanker Fleet were not impaired as fair value less costs of disposal exceeded the carrying amount by $952.1m.
No impairment was recognized during 2023 in connection with disposal of individual vessels as set out in Note 8 in the Annual Report
2023.
Marine Engineering
The assessment of the recoverable amount of the Marine Engineering cash-generating unit is based on value in use. The result of the impairment test showed an excess value of $20.4m, (2024: $28.6m, 2023: $9.8m). compared to the carrying amount. No impairment of goodwill was recognized.
Accounting Policies
Impairment of assets
Non-current assets are reviewed at the reporting date to determine any indication of impairment including a significant decline in either the assets’ market value, increase in market rates of return, or in the cash flows expected to be generated by the fleet. At least annually, or if impairment indicator(s) exists, an impairment test on a CGU level will be performed. A CGU is determined as the smallest group of assets that generates independent cash inflows. An asset/CGU is impaired if the recoverable amount is below the carrying amount.
The recoverable amount of the CGU is estimated as the higher of fair value less costs of disposal and value in use. The value in use is the present value of the future cash flows expected to be derived from a CGU, utilizing a pre-tax discount rate that reflects current market estimates of the time value of money and the risks specific to the unit for which the estimates of future cash flows have not been adjusted. If the recoverable amount is less than the carrying amount of the cash generating unit, the carrying amount is reduced to the recoverable amount.
The impairment loss is recognized immediately in the income statement. Where an impairment loss subsequently reverses, the carrying amount of the CGU is increased to the revised estimate of the recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined, had no impairment loss been recognized in prior years.
For the purpose of assessing impairment, assets, time charter and bareboat contracts are grouped at the lowest levels at which impairment is monitored for internal management purposes.